Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated October 4, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Removal of Portfolio Manager
Ian Morris no longer serves as a portfolio manager of the Fund. The other existing portfolio managers, Riad Abrahams, David Ben‑Ur, Max Jaffe, Winfield Sickles, and Stephen Sullens, will continue to serve as portfolio managers of the Fund. In connection with this change, effective immediately, all references to Ian Morris in the Fund’s Prospectus are removed.
Removal of Sub-Adviser
Effective immediately, Aperture Investors, LLC (“Aperture”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Aperture have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers, or to BAIA to manage directly. Therefore, all references to Aperture in the Fund’s Prospectus are hereby removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated October 4, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Removal of Portfolio Manager
Ian Morris no longer serves as a portfolio manager of the Fund. The other existing portfolio managers, Riad Abrahams, David Ben‑Ur, Max Jaffe, Winfield Sickles, and Stephen Sullens, will continue to serve as portfolio managers of the Fund. In connection with this change, effective immediately, all references to Ian Morris in the Fund’s Prospectus are removed.
Removal of Sub-Adviser
Effective immediately, Aperture Investors, LLC (“Aperture”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Aperture have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers, or to BAIA to manage directly. Therefore, all references to Aperture in the Fund’s Prospectus are hereby removed.